Notes Payable, Convertible Notes Payable and Obligation to Issue Shares (Details Narrative)														3 Months Ended	6 Months Ended				12 Months Ended
	Jun. 27, 2024 USD ($)	Jun. 27, 2024 DKK (kr)	Jul. 14, 2023 shares	Apr. 28, 2023 USD ($)	Apr. 28, 2023 DKK (kr)	Mar. 29, 2023 USD ($)	Feb. 14, 2023 USD ($) shares	Mar. 28, 2022	Jul. 23, 2021 USD ($)	Jul. 23, 2021 USD ($)	May 10, 2021 USD ($) $ / shares shares	Mar. 01, 2019 USD ($)	Mar. 01, 2019 USD ($)	Sep. 30, 2023 $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 DKK (kr)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 DKK (kr)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 DKK (kr)	Jun. 22, 2022 USD ($)	Jul. 12, 2019 USD ($) $ / shares
Debt Instrument [Line Items]
Interest rate percentage						15.00%
Convertible feature shares | shares			71,979,703
Promissory note						$ 10,000
Accrued interest															$ 1,890		$ 386		$ 1,142
Common Stock [Member]
Debt Instrument [Line Items]
Shares issued price per share | $ / shares														$ 0.35			$ 0.25		$ 0.35
Shares issued at $0.25 per share, shares | shares														1,500,000
Convertible feature shares | shares							71,797,703
Convertible feature value							$ 3,589,885
Convertible Promissory Note Payable [Member]
Debt Instrument [Line Items]
Interest rate percentage									10.00%	10.00%
Additional loan advance									$ 100,000	$ 100,000											$ 25,000
Debt instrument term									2 years	2 years
Debt conversion description									The outstanding principal and unpaid accrued interest would automatically convert into shares of the Company’s common stock on or before the maturity date upon the closing of a “Qualified Transaction” in an amount equal to 25% of the fully diluted capitalization of the Company on a post-money basis. In the event that a Qualified Transaction was not consummated on or prior to the maturity date, the lender had the right to convert the principal and unpaid accrued interest of the note into shares of the Company’s common stock in an amount equal to 25% of the fully diluted capitalization of the Company	The outstanding principal and unpaid accrued interest would automatically convert into shares of the Company’s common stock on or before the maturity date upon the closing of a “Qualified Transaction” in an amount equal to 25% of the fully diluted capitalization of the Company on a post-money basis. In the event that a Qualified Transaction was not consummated on or prior to the maturity date, the lender had the right to convert the principal and unpaid accrued interest of the note into shares of the Company’s common stock in an amount equal to 25% of the fully diluted capitalization of the Company.
Chief Executive Officer [Member]
Debt Instrument [Line Items]
Interest rate percentage															3.00%				3.00%
Management fee															$ 79,164	kr 550,000	$ 119,808	kr 825,000	$ 2,183	kr 15,000
Chief Executive Officer [Member] | Note Payable One [Member]
Debt Instrument [Line Items]
Management fee																			17,173	118,000
Chief Executive Officer [Member] | Note Payable Two [Member]
Debt Instrument [Line Items]
Management fee																			$ 2,183	15,000
Director and Office [Member]
Debt Instrument [Line Items]
Interest rate percentage				3.00%	3.00%														3.00%
Management fee				$ 14,506	kr 99,000														$ 17,173	118,000
Director and Chief Technology Officer [Member]
Debt Instrument [Line Items]
Interest rate percentage																	3.00%
Management fee				$ 14,506	kr 99,000
Accrued interest																	$ 76
Director and Chief Executive Officer [Member]
Debt Instrument [Line Items]
Interest rate percentage	5.00%	5.00%													3.00%				3.00%
Management fee	$ 21,901	kr 152,160															286,176	kr 1,953,067	$ 40,425	kr 273,027
Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount												$ 50,000	$ 50,000
Interest rate percentage												3.50%	3.50%
Debt instrument maturity date								Apr. 15, 2024				Apr. 15, 2022	Apr. 15, 2022
Interest payable															$ 9,335		$ 7,580		$ 8,462
Convertible Loan Agreement [Member]
Debt Instrument [Line Items]
Shares issued price per share | $ / shares																						$ 1.45
Convertible Loan Agreement [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																						$ 20,000
Interest rate percentage																						3.00%
Debt Settlement Arrangement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 20,000
Interest payable											$ 1,098
Shares issued at $0.25 per share, shares | shares											640,000
Share per price | $ / shares											$ 0.033